Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Timing
Under the guidelines, the Committee intends to grant annual equity awards to all participants in an open trading window, generally in mid-March following the issuance of the Company’s annual earnings release and Annual Report on Form 10-K, provided that stock options or stock appreciation rights will only be granted during an open trading window.
For new hires and other one-time equity awards for existing or promoted executive officers, the Committee will approve a grant date to occur (a) in an open trading window if available within 60 days of the start date, retention program approval date or promotion date or (b) if the trading window is not expected to be open during such period, on or about the closing of the first business day of the month immediately following such date. For other participants receiving new hire or one-time equity awards, such equity awards will be granted on a date once per month around a common hire date that is pre-determined at the beginning of each calendar year.
In addition, the Committee will not grant equity awards to executive officers within the period starting four business days before the filing of a periodic report on Form 10-Q or 10-K or the filing or furnishing of a current report on Form 8-K that discloses material non-public information and ending one full business day after such filing.
Under the guidelines, the Committee confirms it (or its delegate, if any, for grants to non-executive officers) will not take into account material non-public information likely to materially impact the price of the Company’s common stock when determining the timing and terms of equity award grants, and will not coordinate the timing of equity award grants with the release of material non-public information likely to materially impact the price of the Company’s common stock.

Award Timing Method
Under the guidelines, the Committee intends to grant annual equity awards to all participants in an open trading window, generally in mid-March following the issuance of the Company’s annual earnings release and Annual Report on Form 10-K, provided that stock options or stock appreciation rights will only be granted during an open trading window.
For new hires and other one-time equity awards for existing or promoted executive officers, the Committee will approve a grant date to occur (a) in an open trading window if available within 60 days of the start date, retention program approval date or promotion date or (b) if the trading window is not expected to be open during such period, on or about the closing of the first business day of the month immediately following such date. For other participants receiving new hire or one-time equity awards, such equity awards will be granted on a date once per month around a common hire date that is pre-determined at the beginning of each calendar year.

Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered
In addition, the Committee will not grant equity awards to executive officers within the period starting four business days before the filing of a periodic report on Form 10-Q or 10-K or the filing or furnishing of a current report on Form 8-K that discloses material non-public information and ending one full business day after such filing.
Under the guidelines, the Committee confirms it (or its delegate, if any, for grants to non-executive officers) will not take into account material non-public information likely to materially impact the price of the Company’s common stock when determining the timing and terms of equity award grants, and will not coordinate the timing of equity award grants with the release of material non-public information likely to materially impact the price of the Company’s common stock.

MNPI Disclosure Timed for Compensation Value	false